Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Interest received	$ 81,904	$ 85,584	$ 102,138
Fees and commissions received	18,453	19,588	19,181
Interest paid	(16,211)	(17,385)	(28,507)
Cash paid to suppliers and employees	(66,705)	(70,329)	(86,868)
Income taxes (paid) received	(9)	21,262	3,423
Origination of loans designated held for sale	(137,295)	(173,692)	(165,561)
Sale of loans designated held for sale	143,019	179,585	158,628
Net change in other assets	585	(1,954)	548
Net cash provided by operating activities	23,741	42,659	2,982
CASH FLOWS FROM INVESTING ACTIVITIES
Maturities of securities available for sale	115,287	134,088	94,202
Maturities of securities held for investment	7,733	6,601	10,800
Proceeds from sale of securities available for sale	52,689	102,369	92,686
Proceeds from sale of securities held for investment		5,452
Purchases of securities available for sale	(379,262)	(275,839)	(255,681)
Purchases of securities held for investment	(1,526)	(21,838)
Net new loans and principal payments	(15,248)	78,357	91,395
Proceeds from sale of loans	1,450	16,401	40,484
Proceeds from the sale of other real estate owned	38,075	9,169	5,582
Proceeds from sale of Federal Home Loan Bank and Federal Reserve Bank Stock	1,363	2,477	181
Purchase of Federal Home Loan Bank and Federal Reserve Bank Stock	(360)	(700)	(2,270)
Additions to bank premises and equipment	(1,070)	(552)	(814)
Net cash (used) provided by investing activities	(180,869)	55,985	76,565
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase (decrease) in deposits	81,517	(142,206)	(30,994)
Net increase (decrease) in federal funds purchased and repurchase agreements	38,039	(7,460)	(51,823)
Decrease in borrowings			(15,000)
Issuance of common stock, net of related expense		47,127	82,553
Stock based employee benefit plans	123	180	174
Dividend reinvestment plan		20	31
Dividends paid on preferred shares	(6,875)		(389)
Dividends paid on common stock			(191)
Net cash provided (used) by financing activities	112,804	(102,339)	(15,639)
Net (decrease) increase in cash and cash equivalents	(44,324)	(3,695)	63,908
Cash and cash equivalents at beginning of year	211,405	215,100	151,192
Cash and cash equivalents at end of year	$ 167,081	$ 211,405	$ 215,100